Financial assets, liabilities and financial results (telecom activities) - Bonds - Outstanding amount (Details)
€ in Millions, د.م. in Millions, £ in Millions, kr in Millions, XOF in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 XOF	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 MAD (د.م.)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 NOK (kr)	May 11, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Mar. 31, 2014
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)							1.375%
Notional amount							€ 500
Bond Matured In 2017
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Bond Matured In November 2022
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.327%	0.327%	0.327%	0.327%	0.327%	0.327%
Bond Matured In 2023
Disclosure of detailed information about borrowings [line items]
Bonds Variable Interest Rate Cap	4.00%
Bonds Variable Interest Rate Floor	0.00%
Bonds Matured in beyond 2023
Disclosure of detailed information about borrowings [line items]
Bonds Variable Interest Rate Cap	5.00%
Bonds, financial liabilities [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 28,737							€ 29,524	€ 30,537
Accrued interest	445							487	532
Amortized cost	(172)							(163)	(176)
Total debt amount in statement of financial position	29,010							29,848	30,893
Bonds matured before December 31, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond								3,782	6,405
Bonds Maturing June 29, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 700
Interest rate (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Notional amount	€ 700	XOF 700
Bonds maturing January 14, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.875%	3.875%	3.875%	3.875%	3.875%	3.875%
Notional amount	€ 1,250
Bonds maturing June 27, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.375%	0.375%	0.375%	0.375%	0.375%	0.375%
Notional amount	€ 517
Bonds maturing September 14, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%
Notional amount	€ 1,000
Bonds maturing October 13, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Notional amount | £			£ 255
Bonds maturing December 21, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Notional amount	€ 272
Bonds maturing January 15, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Notional amount	€ 35
Bonds maturing September 16, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 500							500	500
Interest rate (as a percent)	3.375%	3.375%	3.375%	3.375%	3.375%	3.375%
Notional amount	€ 500
Bonds maturing March 1, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 500							500	500
Interest rate (as a percent)	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Notional amount	€ 500
Bonds maturing September 11, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 750							750	750
Interest rate (as a percent)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Notional amount	€ 750
Bonds maturing October 6, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 79							74	80
Interest rate (as a percent)	3.23%	3.23%	3.23%	3.23%	3.23%	3.23%
Notional amount | £			£ 700
Bonds maturing December 22, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 46							43	47
Interest rate (as a percent)	3.55%	3.55%	3.55%	3.55%	3.55%	3.55%
Notional amount	€ 410
Bonds maturing January 9, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 650							650	650
Interest rate (as a percent)	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%
Notional amount | £			£ 650
Bonds maturing July 15, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 1,250							1,250	1,250
Interest rate (as a percent)	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%
Notional amount | $					$ 1,250
Bonds maturing May 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 750							750	750
Interest rate (as a percent)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Notional amount	€ 750
Bonds maturing September 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 800							800	800
Interest rate (as a percent)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Notional amount	€ 800
Bonds maturing September 17, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 50							48	51
Interest rate (as a percent)	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%
Notional amount	€ 500
Bonds maturing November 24, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 387							370	369
Interest rate (as a percent)	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Notional amount	€ 400
Bonds maturing December 5, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 312							292	308
Interest rate (as a percent)	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
Notional amount	€ 350
Bonds maturing December 18, 2025, 3.97 percent [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 59							72	87
Interest rate (as a percent)	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%
Notional amount	€ 1,090			د.م. 1,090
Bonds maturing December 18, 2025, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	39							47	57
Notional amount	720			د.م. 720
Bonds maturing September 4, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 750							750	750
Interest rate (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Notional amount	€ 750
Bonds maturing November 30, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 75							75	75
Interest rate (as a percent)	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%
Notional amount | kr						kr 75
Bonds maturing December 10, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 68							79	93
Interest rate (as a percent)	3.40%	3.40%	3.40%	3.40%	3.40%	3.40%
Notional amount	€ 1,002			د.م. 1,002
Bonds maturing December 10, 2026, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	54							62	73
Notional amount			£ 788	د.م. 788
Bonds maturing February 3, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 750							750	750
Interest rate (as a percent)	0.875%	0.875%	0.875%	0.875%	0.875%	0.875%
Notional amount	€ 750
Bonds maturing July 7, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 750							750
Interest rate (as a percent)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Notional amount	€ 750
Bonds maturing July 15, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 152							152
Interest rate (as a percent)	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Notional amount	€ 100,000
Bonds maturing September 9, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 500							500	500
Interest rate (as a percent)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Notional amount	€ 500
Bonds maturing March 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 1,000							1,000	1,000
Interest rate (as a percent)	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%
Notional amount | د.م.				د.م. 1,000
Bonds maturing April 11, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 50							50	50
Interest rate (as a percent)	3.22%	3.22%	3.22%	3.22%	3.22%	3.22%
Notional amount | د.م.				د.م. 50
Bonds maturing July 24, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 80							76	81
Interest rate (as a percent)	2.955%	2.955%	2.955%	2.955%	2.955%	2.955%
Notional amount | kr						kr 800
Bonds maturing November 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 595							556	588
Interest rate (as a percent)	8.125%	8.125%	8.125%	8.125%	8.125%	8.125%
Notional amount | £			£ 500
Bonds maturing January 15, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 1,250							1,250	1,250
Interest rate (as a percent)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Notional amount	€ 1,250
Bonds maturing April 11, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 150							150	150
Interest rate (as a percent)	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%
Notional amount	€ 150
Bonds maturing June 22, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 97							93	92
Interest rate (as a percent)	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%
Notional amount	€ 100
Bonds maturing September 16, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 500							500
Interest rate (as a percent)	0.125%	0.125%	0.125%	0.125%	0.125%	0.125%
Notional amount	€ 500
Bonds maturing January 16, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 1,000							1,000	1,000
Interest rate (as a percent)	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%
Notional amount	€ 1,000
Bonds maturing September 12, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 1,200							1,200	1,200
Interest rate (as a percent)	1.875%	1.875%	1.875%	1.875%	1.875%	1.875%
Notional amount	€ 1,200
Bonds maturing September 17, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 105							105	105
Interest rate (as a percent)	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
Notional amount	€ 105
Bonds maturing November 6, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 100							100	100
Interest rate (as a percent)	0.091%	0.091%	0.091%	0.091%	0.091%	0.091%
Notional amount	€ 100
Bonds maturing March 1, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	2,173							2,006	2,191
Total debt amount in statement of financial position	€ 2,200				$ 2,500
Interest rate (as a percent)	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%				8.75%
Notional amount	€ 2,500
Bonds maturing May 29, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 300							300	300
Interest rate (as a percent)	1.342%	1.342%	1.342%	1.342%	1.342%	1.342%
Notional amount	€ 300
Bonds maturing December 5, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 75							72	69
Interest rate (as a percent)	4.30%	4.30%	4.30%	4.30%	4.30%	4.30%
Notional amount	€ 50
Bonds maturing December 8, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 77							73	70
Interest rate (as a percent)	4.35%	4.35%	4.35%	4.35%	4.35%	4.35%
Notional amount	€ 50
Bonds maturing January 5, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 74							71	68
Interest rate (as a percent)	4.45%	4.45%	4.45%	4.45%	4.45%	4.45%
Notional amount	€ 50
Bonds maturing January 15, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 893							834	882
Interest rate (as a percent)	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Notional amount	€ 750
Bonds maturing April 7, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 750							750
Interest rate (as a percent)	1.625%	1.625%	1.625%	1.625%	1.625%	1.625%
Notional amount	€ 750
Bonds maturing September 4, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 1,000							1,000	1,000
Interest rate (as a percent)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Notional amount	€ 1,000
Bonds maturing January 28, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 1,500							1,500	1,500
Interest rate (as a percent)	8.125%	8.125%	8.125%	8.125%	8.125%	8.125%
Notional amount	€ 1,500
Bonds maturing September 30, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 55							55	55
Interest rate (as a percent)	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Notional amount	€ 55
Bonds maturing January 23, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 595							556	588
Interest rate (as a percent)	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%
Notional amount	€ 500
Bonds maturing June 12, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 106							99	107
Interest rate (as a percent)	3.07%	3.07%	3.07%	3.07%	3.07%	3.07%
Notional amount	€ 939
Bonds maturing July 11, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 300							300	300
Interest rate (as a percent)	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Notional amount | £			£ 300
Bonds maturing April 16, 2038 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 50							50	50
Interest rate (as a percent)	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Notional amount	€ 50
Bonds maturing January 13, 2042 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 795							733	801
Interest rate (as a percent)	5.375%	5.375%	5.375%	5.375%	5.375%	5.375%
Notional amount	€ 900
Bonds maturing February 6, 2044 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 750							693	757
Interest rate (as a percent)	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Notional amount	€ 850
Bonds maturing September 4, 2049 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 750							750	750
Interest rate (as a percent)	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%
Notional amount	€ 750
Bonds maturing November 22, 2050 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 595							€ 556	€ 588
Interest rate (as a percent)	5.375%	5.375%	5.375%	5.375%	5.375%	5.375%
Notional amount | £			£ 500
Bonds Maturing June 29 2034 [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 800
Interest rate (as a percent)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Notional amount	€ 800
Bonds Maturing December 16, 2033 [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 1,000
Interest rate (as a percent)	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%
Notional amount	€ 1,000